SCHEDULE OF LEASE COMMITMENTS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Nov. 01, 2021	Oct. 01, 2021	Apr. 01, 2020
Commitments and Contingencies Disclosure [Abstract]
2023	$ 42,926	$ 84,146
Thereafter
Total lease payments	42,926	84,146
Less: interest	(483)	(1,439)
Present value of lease liabilities	$ 42,443	82,707	$ 10,864	$ 9,777	$ 490,000
Thereafter